Result of Operations of Discontinued Operations (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended		3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 09, 2011	Feb. 28, 2011	Oct. 28, 2012	Apr. 29, 2012	Oct. 30, 2011	Oct. 28, 2012	Oct. 30, 2011	Jan. 29, 2012	Jan. 30, 2011	Jan. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales					$ 230	$ 127	$ 795	$ 969	$ 1,028	$ 1,105
Gain on sale of discontinued operations	7	2	3	9	7	12	9	9
Income (loss) before provision for income taxes			3		14	19	26	20	(6)	(53)
Provision (benefit) for income taxes										(19)
Income (Loss) from discontinued operations, net of tax			$ 3		$ 14	$ 19	$ 26	$ 20	$ (6)	$ (34)